Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)		12 Months Ended
	Apr. 21, 2025	Dec. 31, 2025	Oct. 19, 2024	Apr. 19, 2024	Apr. 15, 2024	Apr. 19, 2023	Nov. 19, 2022	Oct. 19, 2022
Trade Receivables, Other Receivables and Prepayments [Line Items]
Issued and outstanding capital								$ 10,000,000
Purchaser issued percentage		5.00%
Promissory note in principal amount	$ 2,120,000	$ 10,000,000
Accrued interest payable			$ 4,000,000	$ 3,000,000		$ 2,000,000	$ 1,000,000
Purchase consideration		7,000,000
Advances to suppliers		$ 23,859,070
Stock Purchase Agreement [Member]
Trade Receivables, Other Receivables and Prepayments [Line Items]
Number of shares issued (in Shares)								20,000
Software [Member]
Trade Receivables, Other Receivables and Prepayments [Line Items]
Receivable balance					$ 7,000,000